Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 14: COMMITMENTS AND CONTINGENCIES

As of December 31, 2018, the Company was contingently liable for letters of guarantee and letters of credit amounting to $1,577 (December 31, 2017: $590) issued by various banks in favor of various organizations and the total amount was collateralized by cash deposits, which were included as a component of restricted cash.

In December 2017, the Company agreed to charter-in, under a ten year bareboat contract, from an unrelated third party the Navios Galaxy II, a newbuilding bulk carrier vessel of about 81,600 dwt, expected to be delivered in the first quarter of 2020. The Company has agreed to pay in total $5,410 representing a deposit for the option to acquire the vessel, of which $2,705 was paid during the year ended December 31, 2017 and the remaining $2,705 was paid during April 2019. As of December 31, 2018, the total amount of $2,953, including expenses and interest, is presented under the caption “Other long-term assets”.

In January 2018, Navios Holdings agreed to charter-in, under two ten-year bareboat contracts, from an unrelated third party the Navios Herakles I and the Navios Uranus, two newbuilding bulk carriers of about 81,000 dwt and 81,600 dwt, respectively, expected to be delivered in the third and fourth quarter of 2019, respectively. Navios Holdings has agreed to pay in total $11,140, representing a deposit for the option to acquire these vessels, of which $8,340 was paid during the period ended December 31, 2018 and the remaining $2,800 was paid during January 2019. As of December 31, 2018, the total amount of $8,969, including expenses and interest, is presented under the caption “Other long-term assets”.

In April 2018, Navios Holdings agreed to charter-in, under one ten-year bareboat contract, from an unrelated third party the Navios Felicity I, a newbuilding bulk carrier of about 81,000 dwt, expected to be delivered in the fourth quarter of 2019. Navios Holdings has agreed to pay in total $5,590, representing a deposit for the option to acquire this vessel, of which $2,795 was paid during the period ended December 31, 2018 and the remaining $2,795 was paid during February 2019. As of December 31, 2018, the total amount of $3,004, including expenses and interest, is presented under the caption “Other long-term assets”.

Navios Holdings agreed to charter-in, under one ten-year bareboat contract, from an unrelated third party the Navios Magellan II, a newbuilding bulk carrier of about 81,000 dwt, expected to be delivered in the second quarter of 2020. Navios Holdings has agreed to pay in total $5,820, representing a deposit for the option to acquire this vessel, of which $2,910 was paid upon signing of the contract in October 2018. As of December 31, 2018, the total amount of $3,033, including expenses and interest, is presented under the caption “Other long-term assets”.

Navios Logistics has issued a guarantee and indemnity letter that guarantees the performance by Petrolera San Antonio S.A. (a consolidated subsidiary) of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 1, 2020.

The Company is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where the Company believes that a liability may be probable, and for which the amounts can be reasonably estimated, based upon facts known on the date the financial statements were prepared. Although the Company cannot predict with certainty the ultimate resolutions of these matters, in the opinion of management, the ultimate disposition of these matters is not expected to have a material adverse effect on the Company’s financial position, results of operations or liquidity.

Navios Logistics had a dispute with Vale regarding the termination date of a COA contract, which was under arbitration proceedings in New York. Navios Logistics has received full security for its claim to date. As of December 31, 2017, related to this arbitration, Navios Logistics issued a letter of credit amounting to $2,900 and the total amount was collateralized by a cash deposit, which was presented as restricted cash in the accompanying balance sheets as of December 31, 2016. On February 10, 2017, the arbitration tribunal ruled in favor of Navios Logistics. Vale has been ordered to pay Navios Logistics $21,500, compensating for all unpaid invoices, late payment of invoices, and legal fees incurred. An amount of $1,157 was recorded in the consolidated statements of comprehensive (loss)/income under “Other income” as part of this compensation. The full amount had been received in March 2017, and the collateralized cash amount of $2,900, was released.

On August 16, 2018, there was a fire incident at the iron ore port terminal in Nueva Palmira, Uruguay, for which Navios Logistics maintains property and loss of earnings insurance coverage for such types of events (subject to applicable deductibles and other customary limitations). As of December 31, 2018, an insurance claim receivable of $11,571 was recorded in the Navios Logistics’ prepaid expenses and other current assets, of which $9,197 was recorded in the consolidated statements of comprehensive (loss)/income under “Other income”.

The Company, in the normal course of business, entered into contracts to time charter-in vessels for various periods through 2030.